Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Bank's Provisions
The following table summarizes the Bank’s provisions recorded in other liabilities.

Provisions
(millions of Canadian dollars)	Restructuring	Litigation and Other 1	Total
Balance as at November 1, 2021	$57	$391	$448
Additions	3	167	170
Amounts used	(23)	(163)	(186)
Release of unused amounts	(32)	(35)	(67)

Foreign currency translation adjustments and other	2	22	24

Balance as at October 31, 2022, before allowance for credit losses for off-balance sheet instruments	$7	$382	$389

Add: Allowance for credit losses for off-balance sheet instruments 2			931
Balance as at October 31, 2022			$1,320

1	Includes onerous contracts for non-lease payments including taxes and estimated operating expenses which are included in Occupancy, including depreciation on the Consolidated Statement of Income.
2	Refer to Note 8 for further details.

Summary of Credit Instruments
The values of credit instruments reported as follows represent the maximum amount of additional credit that the Bank could be obligated to extend should contracts be fully utilized.

Credit Instruments
(millions of Canadian dollars)	As at
	October 31 2022	October 31 2021

Financial and performance standby letters of credit	$35,675	$31,153
Documentary and commercial letters of credit	193	209
Commitments to extend credit 1
Original term-to-maturity of one year or less	56,700	54,563
Original term-to-maturity of more than one year	199,588	173,489
Total	$292,156	$259,414

1	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Details of assets pledged against liabilities and collateral assets held or repledged are shown in the following table:

Sources and Uses of Pledged Assets and Collateral
(millions of Canadian dollars)		As at
	October 31 2022	October 31 2021

Sources of pledged assets and collateral
Bank assets
Cash and due from banks	$–	$223
Interest-bearing deposits with banks	8,916	6,580
Loans	95,961	81,468
Securities	107,739	98,200

Other assets	1,032	475

	213,648	186,946
Third-party assets 1
Collateral received and available for sale or repledging	396,998	354,873

Less: Collateral not repledged	(122,079)	(85,248)

	274,919	269,625

	488,567	456,571
Uses of pledged assets and collateral 2
Derivatives	19,815	14,864
Obligations related to securities sold under repurchase agreements	154,772	170,314
Securities borrowing and lending	129,721	119,915
Obligations related to securities sold short	41,556	34,424
Securitization	28,278	29,030
Covered bond	36,425	26,924
Clearing systems, payment systems, and depositories	11,201	9,261
Foreign governments and central banks	934	1,010

Other	65,865	50,829
Total	$488,567	$456,571

1	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
2	Includes $55.9 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2022 (October 31, 2021 – $48.7 billion).